Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those VIEs of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity. See note 8 for detail.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. The Company's management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's consolidated financial statements included valuation of goodwill, allowance for doubtful receivables, convertible loan receivables valuation assessment, equity-method investment impairment assessment and the valuation of non-controlling interests of the subsidiaries at acquisition dates. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated statements of financial position, "premiums" are receivables from the insureds of RMB9,553 and RMB3,823 as of December 31, 2017 and 2018, respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated statements of financial position. Also, restricted cash balance includes guarantee deposits required by China Insurance Regulatory Commission ("CIRC") in order to protect insurance premium appropriation by insurance agency and the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group. The restricted cash balance were RMB65,734 and RMB71,520 as of December 31, 2017 and 2018, respectively.

Short Term Investments
(d)	Short Term Investments

Short term investments are mainly available-for-sale investments in debt securities that do not have a quoted market price in an active market. Except for short term investments on private funds, the majority of the investments are measured at costs which approximate their fair values in the consolidated statements of financial position. The Group benchmark the costs of other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date, and categorize all fair value measures of short term investments as level 2 of the fair value hierarchy. Private funds are measured at fair value. No impairment loss on short term investments was identified for each of the years ended December 31, 2016, 2017 and 2018.

The short term investments balance were RMB2,498,730 and RMB1,554,060 as of December 31, 2017 and 2018, respectively. The decline was primarily due to a decrease of cash reserve as a result of cash dividend and share buyback executed in 2018 and loans related to the Company's 521 development plan.

Accounts Receivable and Insurance Premium Receivables
(e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable balance. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	535,392	529,715
Allowance for doubtful accounts	(20,198)	(21,241)
Accounts receivable, net	515,194	508,474

The following table summarizes the movement of the Group's allowance for doubtful accounts for accounts receivables:

	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	13,246	16,792	20,198
Provision for doubtful accounts	3,700	14,052	6,791
Write-offs	(154)	(10,646)	(5,748)
Balance at the end of the year	16,792	20,198	21,241

Insurance premium receivables consist of insurance premiums to be collected from the insured, and are recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment
(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statements of income and comprehensive income:

	2016	2017	2018
	RMB	RMB	RMB
Operating costs	185	43	232
Selling expenses	1,590	2,775	4,769
General and administrative expenses	11,717	11,281	5,832
Depreciation for the year	13,492	14,099	10,833

Goodwill and Other Intangible Assets
(g)	Goodwill and Other Intangible Assets

Goodwill and amortization of intangible assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in two reporting units for the year ended December 31, 2018. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2017 and 2018, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value which is the step one of the two-step impairment test. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired as of December 31, 2017 and 2018.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the "contractual-legal" or "separability" criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangible assets categorized as customer relationships are computed using the accelerated method, while amortization for other identifiable intangible assets are computed using the straight-line method over the intangible assets' economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand names, trade names, customer relationships, non-compete agreements, agency agreement and licenses, and software and systems.

The intangible assets, net consisted of the following:

		As of December 31, 2017
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	16,404	—	(16,404)	—
Trade name	9.4 to 10	8,898	(6,688)	—	2,210
Customer relationship	4.6 to 9.8	48,306	(45,353)	(2,953)	—
Non-compete agreement	3 to 6.25	50,925	(21,410)	(29,515)	—
Agency agreement and license	4.6 to 9.8	14,535	(14,458)	(77)	—
Software and system	2 to 10	65,680	(50,680)	—	15,000
		204,748	(138,589)	(48,949)	17,210

		As of December 31, 2018
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	16,404	—	(16,404)	—
Trade name	9.4 to 10	8,898	(7,634)	—	1,264
Customer relationship	4.6 to 9.8	48,306	(45,353)	(2,953)	—
Non-compete agreement	3 to 6.25	50,925	(21,410)	(29,515)	—
Agency agreement and license	4.6 to 9.8	14,535	(14,458)	(77)	—
Software and system	2 to 10	65,680	(65,680)	—	—
		204,748	(154,535)	(48,949)	1,264

Aggregate amortization expenses for intangible assets were RMB20,232, RMB33,177 and RMB15,946 for the years ended December 31, 2016, 2017 and 2018, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that these assets' carrying amounts may not be recoverable. The Group measures the carrying amount of identifiable intangible assets with determinable useful lives against the estimated undiscounted future cash flows associated with each asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2016, 2017 and 2018, the Group recognized no impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from a third party, if any. During the years ended December 31, 2016, 2017 and 2018, the Group recognized no impairment losses on its indefinite-lived intangible assets.

The estimated amortization expenses for the next five years are: RMB942 in 2019, RMB278 in 2020, RMB44 in 2021, nil in 2022 and nil in 2023.

Other Receivables and Other Current Assets
(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of loans and amounts due from third parties, advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses. See Note 4 for details.

Investment in Affiliates
(i)	Investment in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Other Non-current Assets
(j)	Other Non-current Assets

Other non-current assets mainly represent investments in equity security of certain private companies which the Group exert no significant influence and the convertible loan receivable of Beijing Cheche Technology Co., Ltd. ("Cheche"). See note 2(t) for details.

As a result of adoption of "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") in January 1, 2018, equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to January 1, 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than temporary impairment. No other-than-temporary impairment charge was incurred in the years ended December 31, 2016 and 2017. No qualifying observable price changes were noted in the year ended December 31, 2018, and the adoption of ASU 2016-01 had no material impact on the Company's consolidated financial statements.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite lives, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

Insurance Premium Payables
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Subscription Receivables
(m)	Subscription Receivables

The Group entered into share purchase agreements with companies established on behalf of its employees (the "Employee Company") for the issuance of 100,000,000 ordinary shares at US$0.27 per ordinary share and 50,000,000 ordinary shares at US$0.29 per ordinary share in 2014. The issue prices are the average closing prices for the 20 trading days prior to the board approval dates of such subscriptions. The sale of shares to the Employee Company was completed on December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to the Employee Company. The loan bears interest at a rate of 3.0% per annum and is repayable upon the sale of the shares by employees, termination of employment or within two years, whichever comes first. Please refer to Note 12 for details. The interest rate was determined with reference to fair market prices and therefore no interest-related compensation expense was recorded. Upon the expiry of the loan agreement on December 17, 2016, the repayment maturity of the loan was further extended to June 2018 and the loan continues to bear interest at a rate of 3.0% per annum.

According to FASB ASC 505-10-45, the loan is recorded as a separate line of deduction from equity in the Group's consolidated statements of financial position as of December 31, 2017 and 2018. Interest income accruing from the loan is recognized as non-operating income. During the year 2018, the principal in the amount of RMB260,492 and interests in the amount of RMB29,224 had been settled while RMB49,438 of principal and RMB5,557 of interest were offset by the Company's dividend contributions. As of December 31, 2018, the principal and interest of the loans have been collected.

Treasury shares
(n)	Treasury shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stocks. See Note 19 (b) for details.

Income Taxes
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group presents an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the statements of financial position as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the Group to use, and the Group does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit is presented in the statements of financial position as a liability.

Share-based Compensation
(p)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of income and comprehensive income. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

The Group early adopted the Financial Accounting Standards Board's Accounting Standard Update ("ASU") No. 2018-07, "Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" prospectively starting from 2018. Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Liability award

Options or similar instruments on shares shall be classified as liabilities if either of the following conditions is met:

●	The underlying shares are classified as liabilities;

●	The Group can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets.

The Group measures a liability award under a share-based payment arrangement based on the award's fair value remeasured at each reporting date until the date of settlement. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting date.

Share-based compensation expenses of RMB4,937, nil and nil for the years ended December 31, 2016, 2017 and 2018, respectively, were included in the general and administrative expenses.

Employee Benefit Plans
(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group's subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(r)	Revenue Recognition

On January 1, 2018, the Group adopted ASC 606 "Revenue from Contracts with Customers" ("ASC 606") and applied the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and reported under the accounting standards in effect for the periods presented.

The Group's revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services. According to ASC 606, revenue is recognized at a point in time upon the effective date of the insurance policy, as no performance obligation exists after the insurance policy was signed. If there are other services within the contract, the Company estimates the stand-alone selling price for each separate performance obligation, and the corresponding apportioned revenue is recognized over the period of time in which the customer receives the service, and as the performance obligations are fulfilled and the Company is entitled to that portion of revenue using the output method for the services. In situations where multiple performance obligations exist within a contract, the use of estimates is required to allocate the transaction price on a relative stand-alone selling price basis to each separate performance obligation. The Group determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer;
●	Identification of the performance obligation in the contract;
●	Determination of the transaction price, including the constraint on variable consideration;
●	Allocation of the transaction price to the performance obligation in the contracts; and
●	Recognition of revenue when (or as) the Group satisfies a performance obligation.

The Group disaggregates its revenue from different types of service contracts with customers by principal service categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 21 for detail. The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

For Insurance agency services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums.

No allowance for cancellation has been recognized for agency as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been deminims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.2%, 0.2% and 0.1% of the total commission and fee revenues during years ended December 31, 2016, 2017 and 2018, respectively.

For property insurance and life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency achieves its performance obligation, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance obligation is being achieved. Prior to the adoption of Topic 606, revenue that was not fixed and determinable because a contingency existed was not recognized until the contingency was resolved. Under Topic 606, the Company must estimate the amount of consideration that will be received in the coming year such that a significant reversal of revenue is not probable. Performance bonus represent a form of variable consideration associated with certain sales volume, for which the Group earn commissions. In connection with Topic 606, contingent commissions are estimated with a constraint applied and accrued relative to the recognition of the corresponding core commissions. For the year ended December 31, 2018, the adoption of Topic 606 lead to recognition of contingent performance bonus by RMB23,166. Also, such performance obligation did not exist in prior years' service contract with insurance company.

The following table illustrates the impact of adopting Topic 606 on the consolidated financial position as of December 31, 2018:

	Year Ended December 31, 2018
	As reported	Balances without adoption of Topic 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Assets
Accounts receivable, net	508,474	485,308	23,166
Liabilities
Other payables and accrued expenses	254,824	253,434	1,390
Income taxes payable	205,189	200,834	4,355
Equity
Retained earnings	1,799,989	1,782,568	17,421

The following table illustrates the impact of adopting Topic 606 on the consolidated statement of income and comprehensive income for the year ended December 31, 2018:

	Year Ended December 31, 2018
	As reported	Balances without adoption of Topic 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Net revenues:
Life insurance business	2,870,776	2,849,000	21,776
Income taxes expense:
Income taxes expense	224,586	220,231	4,355
Net income:
Net income	617,095	599,674	17,421

Insurance claims adjusting services revenue

For Insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company's acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies. Accordingly, the timing of revenue recognition is not materially impacted by the new standard.

Contract balances

The Group's contract balances include accounts receivable and advance from customers. The timing between the recognition of revenue for effective insurance policy and the receipt of payment is not significant. The estimated accounts receivable in relation to cancellation of insurance policies within hesitation period is a contract asset included in accounts receivable. The balances of contract asset are RMB74,119 and RMB84,907 as of January 1, 2018 and December 31, 2018, respectively. In 2018, the amount of contract assets reclassified to receivables as a result of the right to the transaction consideration becoming unconditional was approximately RMB74,119. The effect of change of adopting Topic 606 in the amount of RMB23,166 is included in the contract balance of RMB84,907 as of December 31, 2018.

The Group did not recognize any impairment related to contract assets during the year ended December 31, 2018.

The Group's advance from customers consists of cash received from customers in advance of revenue recognition, which is a contract liability. The balances of contract liability are nil and nil as of January 1, 2018 and December 31, 2018, respectively. None of revenue recognized in the current period that was previously recognized as a contract liability. As of January 1, 2018, the adoption of Topic 606 was no impact on the Group's consolidated financial position.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the consolidated statements of operations and comprehensive income, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Value-Added Tax, Business Tax and Surcharges

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB81,890, RMB25,239 and RMB21,508 for the years ended December 31, 2016, 2017 and 2018, respectively. The State Administration of Taxation and Ministry of Finance jointly issued a Notice on Preparing for the Full Implementation of the VAT Reform (Cai Shui [2016] No. 36). Accordingly, the Group started to pay value-added tax instead of business tax from May 1, 2016.

Total Value-added taxes paid by the Group during the years ended December 31, 2016, 2017 and 2018 amounted to RMB160,556, RMB157,607 and RMB179,367 respectively.

Marketing campaign expense
(s)	Marketing campaign expense

The Group records its marketing campaign expenses as selling expenses.

Marketing campaign expenses are incurred to increase the Group's market share and attract more agents in certain selected regions where the Group strategically plans to capture higher market shares. These costs are not a necessary expense to sell the insurance policy. Such expenses are temporary with the terms of regional programs ranging from one to three months, cancellable at any time without further notice. Marketing campaign expenses are only recognized when such campaigns are officially announced by the Group to the agents. The Group records the marketing campaign expenses when the related services are provided. During the years ended December 31, 2016, 2017 and 2018, RMB299,885, Nil and Nil of marketing campaign expenses were included in the selling expenses balance, respectively. The decrease was primarily due to promotional marketing expenses which were paid to sales agents in 2016, while no promotional marketing plan of such nature was launched in the year of 2017 and 2018.

Fair Value of Financial Instruments.
(t)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables and payables, other receivables, accounts payable and other payables, approximate their fair values due to the short term nature of these instruments.

Measured at fair value on a recurring basis

As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,498,730	—	2,498,730	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,554,060	—	1,554,060	—

The majority of debt security consists of investments in trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group benchmarks the costs against fair values of comparable investments with similar measurement terms, such as prevailing market yields, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at reporting date uses significant other observable inputs.

The Group disposed of the equity interests in Fanhua Times Sales & Service Co., Ltd., and its subsidiaries that conducts mainly P&C insurance business (collectively, the “P&C Insurance Division”) to a third party in 2017, namely Beijing Cheche Technology Co., Ltd. (“Cheche”), for a consideration included cash and a convertible loan receivable. The Group evaluated the convertible receivable’s settlement provisions and elected the fair value option afforded in ASC 825, Financial Instruments, to value this instrument. Under such election, the loan receivable is measured initially and subsequently at fair value, with any changes in the fair value of the instrument being recorded in the consolidated financial statements as a change in fair value of derivative instruments. The Group estimates the fair value of this instrument by first estimating the fair value of the straight debt portion. The Group then estimates the fair value of the embedded conversion option based on financial performance and growth rate of revenue of Cheche. The sum of these two valuations is the fair value of the loan receivable included in other non-current assets. On October 31, 2017, the date of disposal, the Group used the discounted cash flow method to value the debt portion of the convertible debt and determined the fair value to be RMB22,000. Based on Cheche’s current and expected financial performance, industry trend and expected revenue and margin, management determined the fair value of the option to be approximately RMB4,500 as of December 31, 2018 according to the analysis under the Black-Scholes option pricing model.   The details of the significant assumptions of the valuations of the conversion option is included in note 3(b). The Group further considered the fair value of the straight debt portion of this financial instrument at year ended December 31, 2018. The sum of these two valuations is considered to be similar with the amount which was initially recognized and retained in other non-current assets. The fair value of convertible debt was RMB22,000 as of December 31, 2017 and 2018, and there has been no impairment recorded for the convertible loan receivable during 2018. The convertible debt is classified as Level 3 of the fair value hierarchy since fair value measurement uses unobservable inputs.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including the cost method investments, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

On January 1, 2018, the Group adopted ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments.

Goodwill (Note 6) and intangible assets (Note 2(g)) with indefinite lives are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Foreign Currencies
(u)	Foreign Currencies

The functional currency of the Company is the United States dollar ("USD"). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi ("RMB") as their reporting currency.

The functional currency of most of the Company's subsidiaries and VIEs is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

Foreign Currency Risk
(v)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB266,392 and RMB216,457 of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2017 and 2018, respectively.

Translation into USD
(w)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers in the United States and were calculated at the rate of US$1.00 = RMB6.8755, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2018, the last business day in fiscal year 2018, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Discontinued Operations
(x)	Discontinued Operations

Under ASC 205-20 "Presentation of Financial Statements - Discontinued Operation", when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the entity's consolidated operations and the entity will no longer have any significant continuing involvement in the operations of the component.

In November 2017, the Group completed the sale of its brokerage business. The Group's results of operations related to discontinued operations have been restated as discontinued operations on a retrospective basis for all periods presented accordingly.

Segment Reporting
(y)	Segment Reporting

As of December 31, 2018, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Details of operating segments are further described in Note 21. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share ("EPS") or ADS
(z)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

The contingently issuable shares /ADS related to the 521 Plan (see note 19 for details), are subject to fulfillment of the performance conditions as stipulated under the 521 Plan. Therefore, these shares are excluded from basic earnings per share until the shares are fully vested upon the achievement of performance conditions under the 521 Plan by the Participants.

Advertising Costs
(aa)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB18,085, RMB35,741 and RMB34,663, for the years ended December 31, 2016, 2017 and 2018, respectively.
Operating Leases
(ab)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income over the lease period.

Accumulated Other Comprehensive Income
(ac)	Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income mainly represents foreign currency translation adjustments, changes in fair value of short term investments and share of other comprehensive income of the affiliates for the period.

Recently Issued Accounting Standards
(ad)	Recently Issued Accounting Standards

On February 25, 2016, the FASB issued Accounting Standards Update ("ASU") 2016-02, "Leases," which specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. Based on the Company's preliminary assessment, the Company expects to record a right-of-use asset of approximately RMB181,576 and a lease liability of approximately RMB181,457 on the adoption date of January 1, 2019, primarily related to the Company's leased office space. The Company will use a modified retrospective approach under ASU 2018-11 and will not restate prior periods. The Group expects to implement new accounting policies as well as to elect certain practical expedients available to us under ASU 2016-02, including those related to leases with terms of less than 12 months.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, this was further updated with the issuance of ASU 2018-19, which excludes operating leases from the scope. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. For public business entities that are U.S. SEC filers, the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group expects there is no material impact upon adoption of this guidance on the Group's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which modifies disclosure requirements for fair value measurements. While some disclosures have been removed or modified, new disclosures have been added.  The guidance is effective for us no later than January 1, 2020.  Early adoption is permitted, where the Company is permitted to early adopt the portion of the guidance regarding the removal or modification of the fair value measurement disclosures while waiting to adopt the requirement regarding additional disclosures until the effective date. The Group expects there will be changes in relevant disclosures upon adoption of this guidance on the Group's consolidated financial statements.